Cover Page	Feb. 03, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 03, 2020
Entity Registrant Name	FEDERATED HERMES, INC.
Entity Incorporation, State or Country Code	PA
Entity File Number	001-14818
Entity Tax Identification Number	25-1111467
Entity Address, Address Line One	1001 Liberty Avenue
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15222-3779
City Area Code	412
Local Phone Number	288-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B common stock, no par value
Trading Symbol	FHI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001056288
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Former Address [Member]
Entity Information [Line Items]
Entity Registrant Name	Federated Investors, Inc.
Entity Address, Address Line One	Federated Investors Tower
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15222-3779